Deferred Charges	6 Months Ended
Jun. 30, 2012
Deferred Charges (Abstract)
Deferred Charges

5.Deferred Charges

Deferred charges consisted of dry-docking and special survey costs, net of accumulated amortization, amounted to $12,978 and $10,672, at June 30, 2012 and December 31, 2011, respectively, and loan fees, net of accumulated amortization, amounted to $4,645 and $4,036 at June 30, 2012 and December 31, 2011, respectively. Amortization of deferred dry-docking costs is separately reflected in the accompanying Consolidated Statements of Income, while amortization of loan fees is included in Interest and finance costs, net.